OTHER ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of other non-current assets [Abstract]
OTHER ASSETS	23 OTHER ASSETS

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Settlement balances	202	490	100	437
Prepayments	1,030	1,229	443	469
Other assets	660	808	211	92
Total other assets	1,892	2,527	754	998